IPO Related Expenses - Summary of Initial Public Offering Related Expenses (Detail) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Material income and expense [abstract]
IPO related expenses	£ 0	£ 728	£ 0	£ 1,794